Property, Plant and Equipment (Details 1) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Property, plant and equipment recorded under capital leases:
Plant and machineries	0	0	0	5,362
Accumulated depreciation and amortization	0	0	0	(3,915)
Property, plant and equipment recorded under capital leases, net	0	0	0	1,447